Derivative Liabilities (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivative Liabilities (Textual)
Amortization of discount on contingent consideration	$ 124,701		$ 91,682